Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Amount Registered | shares	2,600,000
Proposed Maximum Offering Price per Unit	111.16
Maximum Aggregate Offering Price	$ 289,016,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 42,658.76
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Oshkosh Corporation (the Registrant) that become issuable under the Oshkosh Corporation 2024 Incentive Stock and Awards Plan (the Plan) in accordance with the adjustment and anti-dilution provisions of the Plan. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee based on a per share price of $111.16, the average of the high and low price per share of the Registrants common stock as reported on the New York Stock Exchange on July 25, 2024.